Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 289,000
Previously Paid Amount	0.00
Total Fee Amount	44.25
Total Offset Amount	0.00
Net Fee	44.25
Narrative - Max Aggregate Offering Price	$ 289,000
Final Prospectus	true